Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 9. Related-Party Transactions

As discussed in Note 5, in October 2018 and January 2019 the Company issued notes with an aggregate principal amount of $1,000,000. These notes were issued to Anthony Mack, Chief Executive Officer and significant investor of the Company. In addition, in January 2021, the Company issued notes with an aggregate principal amount of $75,000 and $25,000, respectively. These notes were issued to Anthony Mack, Chief Executive Officer and significant investor of the Company for $75,000 and Christopher Chipman, Chief Financial Officer, for $25,000, and were paid off with the proceeds from the initial public offering.

As discussed in Note 6, the Company’s Chief Executive Officer elected to temporarily defer his salary. Deferred compensation due to the Company’s Chief Executive Officer amounted to $1,052,000 and $1,005,000 as of June 30, 2021 and December 31, 2020, respectively, which is included in accounts payable and accrued expenses on the accompanying condensed balance sheets. In March 2021, the Company’s Chief Executive Officer ceased deferring compensation.

Note 10. Related-Party Transactions

As discussed in Note 5, in October 2018 and January 2019 the Company issued notes with an aggregate principal amount of $1,000,000. These notes were issued to Anthony Mack, Chief Executive Officer and significant investor of the Company.

As discussed in Note 3, the Company maintained an account receivable, related party balance as of December 31, 2019. This amount related to the reimbursement due back to the Company for healthcare insurance on behalf of Jeffrey Gudin, the Company’s Chief Medical Officer.